Investments - Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 16.3	$ 93.7	$ 177.7
Gross realized gains	3.7	3.5	6.9
Gross realized losses	(1.3)	(0.9)	(2.6)
Net realized gains from sales of fixed maturity securities	$ 2.4	$ 2.6	$ 4.3
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	2 months